COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases Segment [Line Items]
2015	$ 7,152
2016	6,716
2017	3,645	[1]
Gross space segments services	$ 17,513

[1]	The Group does not have any commitments with respect to space segments after 2017.